Business Combinations, Disposals and Other Changes in the Group - Additional Information (Details) € in Millions, ر.س in Millions, £ in Millions, $ in Millions											12 Months Ended
	Sep. 30, 2019 GBP (£)	Jun. 24, 2019 GBP (£)	Apr. 08, 2019 USD ($)	Jan. 10, 2019 GBP (£)	Dec. 21, 2017	May 05, 2017 GBP (£)	Jan. 04, 2017 GBP (£)	Dec. 30, 2015 GBP (£)	Nov. 17, 2015 GBP (£)	Sep. 30, 2015 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Nov. 12, 2020 GBP (£)	Nov. 12, 2020 SAR (ر.س)	Oct. 20, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Jun. 24, 2019 USD ($)	Nov. 22, 2018 GBP (£)	Sep. 26, 2018 GBP (£)	Sep. 30, 2015 EUR (€)
Disclosure Of Business Combinations [Line Items]
Impairment of goodwill											£ 209	£ 194
Goodwill											43,319	£ 44,316
Eastern Tobacco Company
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																	100.00%	100.00%
Fair value total																	£ 50	ر.س 246
Goodwill recognised as of acquisition date																	36
Trademarks and similar intangibles																	39
Cash and cash equivalents recognised on acquisition																	£ 96
Twisp Proprietary Limited
Disclosure Of Business Combinations [Line Items]
Acquisition percentage					100.00%
Fair value total	£ 25
Goodwill recognised as of acquisition date	12
Trademarks and similar intangibles	£ 15
Percentage of market share					70.00%
Date of acquisition	Sep. 30, 2019
Reversed deferred consideration in relation to the acquisition	£ 6
Impairment of goodwill	12										11
Deferred consideration adjusted	£ 3
VapeWild
Disclosure Of Business Combinations [Line Items]
Acquisition percentage												60.00%								60.00%
Goodwill recognised as of acquisition date		£ 11
Trademarks and similar intangibles		£ 39
Impairment of goodwill												£ 12
VapeWild | 45% Interest
Disclosure Of Business Combinations [Line Items]
Fair value total | $			$ 40
Date of acquisition			Apr. 08, 2019
Percentage of voting			45.00%
VapeWild | 15% Interest
Disclosure Of Business Combinations [Line Items]
Fair value total | $																					$ 8
Date of acquisition		Jun. 24, 2019
Percentage of voting		15.00%
VapeWild | 60% Interest
Disclosure Of Business Combinations [Line Items]
Fair value total		£ 36																			$ 48
Percentage of voting		60.00%
Quantus Beteiligungsund Mb H
Disclosure Of Business Combinations [Line Items]
Fair value total																						£ 21
Goodwill recognised as of acquisition date																						11
Trademarks and similar intangibles																						£ 13
Impairment of goodwill												10
Star Way Limited
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																							44.00%
Fair value total																							£ 6
Goodwill recognised as of acquisition date																							£ 3
Bulgartabac Holding AD
Disclosure Of Business Combinations [Line Items]
Fair value total						£ 110
Trademarks and similar intangibles														£ 117
Date of acquisition						May 05, 2017
Consideration paid (received)						£ 28						13		14
Winnington Holding AB
Disclosure Of Business Combinations [Line Items]
Acquisition percentage							100.00%
Fair value total							£ 31
Goodwill recognised as of acquisition date							8
Trademarks and similar intangibles							£ 28
Date of acquisition							Jan. 04, 2017
CHIC Group
Disclosure Of Business Combinations [Line Items]
Acquisition percentage								100.00%
Fair value total								£ 82
Date of acquisition								Dec. 30, 2015
Consideration paid (received)														1	£ 13	£ 6
Contingent consideration payable								£ 30
Blue Nile Cigarette Company Limited
Disclosure Of Business Combinations [Line Items]
Acquisition percentage									100.00%
Fair value total									£ 45
Date of acquisition									Nov. 17, 2015
Impairment of goodwill											1
Consideration paid (received)												1		£ 1	£ 5	£ 1
Contingent consideration payable									£ 8
TDR
Disclosure Of Business Combinations [Line Items]
Fair value total | €																								€ 550
Date of acquisition										Sep. 30, 2015
Reversed deferred consideration in relation to the acquisition | €																				€ 9
Consideration paid (received)										£ 5			€ (3)
Brascuba Cigarrillos S.A
Disclosure Of Business Combinations [Line Items]
Payment to match contributions made by non-controlling interests											£ 17	£ 20
Dryft Sciences, LLC (DSL)
Disclosure Of Business Combinations [Line Items]
Business combinations consideration payable upon achievement of certain milestones | $																			$ 150
AYR Limited
Disclosure Of Business Combinations [Line Items]
Fair value total				£ 8
Date of acquisition				Jan. 10, 2019
Samfruit
Disclosure Of Business Combinations [Line Items]
Acquisition percentage											38.63%
Fair value total											£ 5
Samfruit | Uzbekistan
Disclosure Of Business Combinations [Line Items]
Acquisition percentage											38.63%
Fair value total											£ 5